UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02631

Chestnut Street Exchange Fund
 (Exact name of registrant as specified in charter)

223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
 (Address of principal executive offices) (Zip code)

Terry Wettergreen
Chestnut Street Exchange Fund
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
 (Name and address of agent for service)

1-866-311-7541
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

(a)

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

August 3, 2021

Fellow Partner:

Enclosed is the Semi-Annual Report of Chestnut Street Exchange Fund for the six month period ended June 30, 2021.

Our Fund earned $5.03 per share of net investment income for shares outstanding throughout the first half of 2021, compared to $5.07 per share earned in the same period of 2020. Total income in the first half of 2021 was decreased by $292,500 from the same period in 2020. Expenses were decreased in the first half of 2021.

After providing for the June 30, 2021 distribution, the net asset value per partnership share at June 30, 2021 was $967.93. The net asset value at March 31, 2021, the date of our last report, was $920.44.

We welcome Mitchell Sinkler & Starr, Inc. as the new investment adviser to the Fund effective July 28, 2021. Mitchell Sinkler & Starr, Inc.’s commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average™ will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-866-311-7541 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-311-7541 or by contacting your financial intermediary. Your election to receive reports in paper will apply to the Fund and all funds you hold with your financial intermediary.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

(Unaudited)

Portfolio Review

Summary

During the first half of 2021, U.S. equity markets continued to move higher, as the S&P 500® Index (“S&P 500”) gained 15.25% over the period. Growth stocks, as measured by the S&P 500® Growth Index, returned 14.30%, while value stocks, as measured by the S&P 500® Value Index, returned 16.29%. Small company stocks, as measured by the Russell 2000 Index, returned 17.53%, and global stocks, represented by the MSCI World Stock Index, produced a 13.34% gain during the first six months of the year.

The rollout of COVID-19 vaccines, which were approved in the fourth quarter of 2020, led to a continued re-opening of the economy in 2021. The unleashing of pent-up household savings in a short period of time and continued supply chain disruptions across nearly all industries led to temporary (in our opinion) price increases in many consumer goods and services while raising concerns about longer-term inflation. It also boosted year-to-date sales and margins at many publicly traded companies.

During the first three months of the year, yields on intermediate and longer dated bonds increased significantly due to concerns that inflation would be stronger than the Federal Reserve was expecting. By the end of June, however, yields had moderated but were still higher than at the end of 2020.

The rise in yields was accompanied by the continued rise in stock prices, as earnings came in ahead of most expectations in the first two quarters of 2021. Year-to-date, roughly 80% of S&P 500 companies beat Wall Street estimates. And despite continued price appreciation, strong earnings resulted in slightly lower valuation multiples for the broader market compared to the beginning of the year.

On the employment front, total U.S. non-farm job openings ended June at a record high and the Federal Reserve reiterated that it was focused on its employment mandate and was therefore willing to let inflation overshoot its targets in the short-term in order to enable more Americans to return to work as the pandemic began to recede.

Performance Attribution

During the first half of 2021, the Fund returned 13.15%, trailing the 15.25% return of the S&P 500.

The Fund’s relative underweight in the real estate and energy sectors contributed negatively to relative performance during the period. In addition, the composition of the Fund’s holdings in the communication services, healthcare, industrials, technology, and materials sectors led to underperformance of both the corresponding benchmark sector and the broader index. For example, Union Pacific Corp., Air Products and Chemicals, Inc., and Walt Disney Company, all top five holdings, lagged their sector peers over the trailing six months. In addition, while several Fund holdings such as Microsoft Corp. and Alphabet Inc. outperformed the S&P 500, the relative underweighting of each position compared to the S&P 500 detracted from performance.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

(Unaudited)

Portfolio Review (concluded)

The Fund’s significant weighting in financial stocks was the largest positive contributor to relative performance during the period, as Moodys Corp. (the Fund’s largest holding), JPMorgan Chase & Company and Wells Fargo & Co. outperformed the broader benchmark. Banks in general fared well, with the rise in interest rates improving their net interest income, while allowing loan loss reserves to be released back to the balance sheet. In the consumer discretionary and energy sectors, individual security selection was also a net positive. The Fund had no exposure to the utility sector, which was the worst performing sector in the S&P 500 during the first six months of the year.

Outlook

The rapid spread of the COVID-19 Delta variant has cast a shadow on continued economic expansion for the remainder of the year. Despite this, we expect most economic data points to continue to improve as unemployment declines. We believe supply chain disruptions will continue, but companies will continue to adapt and manage the significant ebb and flow of unprecedented demand over the next six months. We expect this demand should also drive continued year-over-year earnings growth in the S&P 500 through the end of the year.

Inflation expectations, the Federal Reserve, and COVID-19 variants may continue to command front page headlines this summer. At Mitchell Sinkler & Starr, Inc., however, we will continue to focus on consumer spending, hiring, and the ability of companies to adapt and adjust to meet consumer demand. We believe these factors will drive earnings, which over the long-term, drive stock prices.

Any opinions expressed are those of Mitchell Sinkler & Starr, Inc. as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call 1-866-311-7541 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by Mitchell Sinkler & Starr, Inc. to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2021

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (866) 311-7541 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2021

		Average Annual Total Returns
	6 Months	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	13.15%	34.45%	13.91%	12.38%	11.24%
S&P 500® Index	15.25%	40.79%	17.65%	14.84%	11.73%
Dow Jones Industrial Average™	13.79%	36.34%	16.66%	13.50%	11.68%

(1)	Cumulative since inception total returns were 11,332.71%, 13,836.80% and 13,544.72% for the Chestnut Street Exchange Fund, the S&P 500® Index and Dow Jones Industrial Average™ Index, respectively, for the period December 29, 1976 (inception date of the Fund) to June 30, 2021.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FUND EXPENSE EXAMPLE

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2021 through June 30, 2021, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2021’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,131.50	$3.33
Hypothetical†
(5% return before expenses)	$1,000.00	$1,021.77	$3.06

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 13.15% for the six-month period ended June 30, 2021.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2021

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCK
Technology	20.7%	$45,540,745
Financial	19.5%	42,907,327
Consumer Cyclicals	14.9%	32,672,734
Healthcare	12.2%	26,722,650
Basics	8.0%	17,522,498
Transportation	7.6%	16,644,302
Retail	5.3%	11,724,365
Capital Equipment	4.6%	10,078,589
Staples	3.7%	8,081,057
Energy	2.5%	5,587,894
Other Assets in Excess of Liabilities	1.0%	2,286,215
Net Assets	100.0%	$219,768,376

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS
June 30, 2021

(Unaudited)

	Shares	Value
COMMON STOCKS: 99.0%
BASICS: 8.0%
Air Products and Chemicals, Inc.	47,221	$13,584,536
Cabot Corp.	69,172	3,937,962
		17,522,498
CAPITAL EQUIPMENT: 4.6%
Emerson Electric Co.	92,218	8,875,060
General Electric Co.	86,572	1,165,259
Westinghouse Air Brake Technologies Corp.	465	38,270
		10,078,589
CONSUMER CYCLICALS: 14.9%
3M Co.	22,140	4,397,668
Comcast Corp. Class A	189,902	10,828,212
NIKE, Inc.	19,870	3,069,716
ViacomCBS, Inc. Class B	47,793	2,160,244
Walt Disney Co.	69,505	12,216,894
		32,672,734
ENERGY: 2.5%
Exxon Mobil Corp.	54,923	3,464,543
Schlumberger Ltd. ^	66,334	2,123,351
		5,587,894
FINANCIAL: 19.5%
Bank of America Corp.	45,120	1,860,298
JPMorgan Chase & Co.	93,420	14,530,547
Moody’s Corp.	65,256	23,646,817
Wells Fargo & Co.	63,362	2,869,665
		42,907,327
HEALTHCARE: 12.2%
Abbott Laboratories	105,241	12,200,589
Johnson & Johnson	54,167	8,923,472
Merck & Co., Inc.	69,293	5,388,917
Organon & Co.*	6,929	209,672
		26,722,650
RETAIL: 5.3%
Amazon.com, Inc.*	957	3,292,233
Home Depot, Inc.	18,843	6,008,844
Walmart, Inc.	17,184	2,423,288
		11,724,365
STAPLES: 3.7%
Altria Group, Inc.	14,459	689,405
Kraft Heinz Co.	3,379	137,796
Mondelez International, Inc.	10,042	627,022
PepsiCo, Inc.	35,053	5,193,803
Philip Morris International, Inc.	14,459	1,433,031
		8,081,057
TECHNOLOGY: 20.7%
Alphabet, Inc. Class A*	2,437	5,950,642
Apple, Inc.	61,461	8,417,699
Check Point Software Technologies Ltd. *^	36,521	4,241,184
Cisco Systems, Inc.	22,662	1,201,086
Intel Corp.	181,521	10,190,588
Microsoft Corp.	40,995	11,105,546
Oracle Corp.	56,963	4,434,000
		45,540,745
TRANSPORTATION: 7.6%
Union Pacific Corp.	75,680	16,644,302

Total Common Stocks
(Cost: $23,192,622)		217,482,161

*	Non-Income Producing
^	Foreign Issued Security

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2021

(Unaudited)

		Value
TOTAL INVESTMENT IN SECURITIES
(Cost: $23,192,622)	99.0%	$217,482,161
Other assets	1.3%	2,909,800
Other liabilities	(0.3)%	(623,585)
NET ASSETS
(Applicable to 227,051 partnership shares outstanding)		$219,768,376
Net Asset Value Per Share		$967.93

Net assets applicable to shares owned by:
Limited partners
(227,008 shares)		$219,726,755
Managing general partners
(43 shares)		41,621
NET ASSETS		$219,768,376

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)
June 30, 2021
(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities

● Level 2 —	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2021, in valuing the Fund’s investments carried at value:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	June 30,	Quoted	Observable	Unobservable
	2021	Price	Inputs	Inputs
Investments in Common Stocks*	$217,482,161	$217,482,161	$—	$—

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF ASSETS & LIABILITIES

June 30, 2021
(Unaudited)

Assets
Investments in securities, at value (cost $23,192,622)	$217,482,161
Cash	2,647,472
Dividends receivable	174,913
Interest receivable	52
Prepaid expenses	87,363
Total assets	220,391,961

Liabilities
Payable for distributions	475,660
Accrued advisory fees	87,542
Accrued administration and accounting fees	28,181
Accrued partners’ compensation	11,602
Accrued expenses and other liabilities	20,600
Total liabilities	623,585
Net Assets	$219,768,376

Net Assets consisted of:
Other capital - paid-in or reinvested	$12,407,771
Distributable earnings	207,360,605
Net Assets (Applicable to 227,051 partnership shares outstanding)	$219,768,376
Net Asset Value offering and redemption price per share
(219,768,376 / 227,051 shares)	$967.93

Net Assets applicable to shares owned by:
Limited partners (227,008 shares)	$219,726,842
Managing general partners (43 shares)	41,534
Net Assets (227,051 shares)	$219,768,376

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2021
(Unaudited)

Investment Income
Dividends		$1,839,184
Interest		374
Total investment income		1,839,558
Expenses
Investment advisory services (Note C)		294,072
Legal fees (Note C)		169,694
Administration and accounting fees (Note C)		94,680
Officer’s salary and expenses (Note C)		40,573
Managing general partners’ compensation (Note C)		23,349
Transfer agent fees		23,261
Custodian fees		10,705
Audit fees		10,410
Insurance		10,404
Printing		6,951
Miscellaneous		285
Total expenses		684,384
Advisory fees waived		(17,556)
Total expense, net		666,828
Net investment income		1,172,730

Net realized and unrealized gain on investments
Net realized gain from securities transactions: distributed on redemption of partnership shares		13,030,603
Net realized gain from securities litigation		4,270
Unrealized appreciation on investments
Beginning of period	$182,399,407
End of period	194,289,539
Net change in unrealized appreciation		11,890,132
Net realized and unrealized gain from investments		24,925,005
Net increase in net assets resulting from operations		$26,097,735

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
Increase in net assets
Operations:
Net investment income	$1,172,730	$2,390,935
Net realized gain from securities transactions: distributed on redemption of partnership shares.	13,030,603	7,141,895
Net realized gain from securities litigation	4,270	569
Net change in unrealized appreciation on investments	11,890,132	8,603,107
Net increase in net assets resulting from operations	26,097,735	18,136,506

Distributions to partners from:
Total distributable earnings	(1,136,755)	(2,391,567)

Capital share transactions:
Net asset value of 141(1) and 288(2) shares issued in lieu of cash distributions, respectively	133,736	216,127
Cost of 16,625(3) and 9,293(4) shares repurchased, respectively	(14,767,646)	(7,598,420)
Net decrease in net assets from capital share transactions	(14,633,910)	(7,382,293)
Total net increase in net assets	10,327,070	8,362,646

Net assets:
Beginning of period	209,441,306	201,078,660
End of period	$219,768,376	$209,441,306

(1) Includes 141 Limited partners’ shares and 0 Managing general partners’ shares.

(2) Includes 288 Limited partners’ shares and 0 Managing general partners’ shares.

(3) Includes 16,625 Limited partners’ shares and 0 Managing general partners’ shares.

(4) Includes 9,293 Limited partners’ shares and 0 Managing general partners’ shares.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2021*	2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value,
Beginning of Period	$860.00	$796.22	$619.69	$674.84	$580.36	$529.81

Income From Investment Operations:
Net investment income	5.03	9.51	11.82	11.77	10.94	10.94
Net gain (loss) on securities
(both realized and unrealized)	107.90	63.81	176.53	(55.15)	94.44	50.12
Total from Investment
Operations	112.93	73.32	188.35	(43.38)	105.38	61.06

Less Distributions:
From net investment income	(5.00)	(9.54)	(11.82)	(11.77)	(10.90)	(10.98)

Capital Contribution from
Investment Advisor	—	—	—	—	—	0.47 **

Net Asset Value, End of Period	$967.93	$860.00	$796.22	$619.69	$674.84	$580.36

Total Return	13.15%	9.39%	30.66%	(6.43)%	18.37%	11.72%**

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$219,768	$209,441	$201,079	$164,376	$200,532	$201,003
Ratios to average net assets:
Expenses
Including waivers	0.61%	0.81%	0.66%	0.58%	0.59%	0.58%
Excluding waivers	0.63%	0.83%	0.68%	0.59%	0.61%	0.60%
Net investment income	1.10%	1.26%	1.62%	1.69%	1.74%	1.98%
Portfolio Turnover Rate	0.00%	0.00%	0.89%	0.94%	0.00%	2.60%

*	All ratios have been annualized except total return and portfolio turnover rate.

**	During the year ended December 31, 2016, the Advisor reimbursed the Fund $172,892 as a result of a trading error, which otherwise would have reduced Total Return by 0.09%.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2021
(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long- term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997. The Fund is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income are recorded at fair value of the security received.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the year 2020, the Fund did not distribute net long-term capital gains, and did not retain any gains. As such, the Fund did not pay any tax at the corporate income tax rate.

During the year ended December 31, 2020, the Fund did not utilize any capital loss carryover from prior years and had no capital loss carryover as of December 31, 2020.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2017—2020) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$24,746,433
Gross unrealized appreciation	182,400,959
Gross unrealized depreciation	(1,552)
Net unrealized appreciation	$182,399,407

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

COVID 19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Recent Industry Updates

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, as amended (“1940 Act”). Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

Effective June 28, 2021, Mitchell Sinkler & Starr, Inc. serves as the Fund’s investment adviser pursuant to an investment advisory agreement dated June 28, 2021 (the “Investment Advisory Agreement”). Prior to June 28, 2021, BlackRock Capital Management, Inc., a wholly owned subsidiary of BlackRock Institutional Management, Inc., served as the Fund’s investment adviser.

Effective June 28, 2021, the Investment Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.10% of the Fund’s average daily net assets. Prior to June 28, 2021, the Fund’s prior investment advisory agreement with BlackRock Capital Management, Inc. provided for a fee, computed daily and paid monthly at the annual rate of 0.32% of the first $100,000,000 of the Fund’s net assets, plus 0.24% of the next $100,000,000 of the Fund’s net assets, plus 0.26% of the Fund’s net assets exceeding $200,000,000, which was reduced by an annual charge of $36,000 that was charged ratably against monthly payments. For the six months ended June 30, 2021, this fee reduction equaled $17,556.

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, accounting agent, transfer agent and dividend disbursing agent. U.S. Bank, NA serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2021, payments to or for the Managing General Partners, Chairman, President, Chief Financial Officer and Chief Compliance Officer amounted to $63,922.

Legal fees amounting to $169,694 for the six months ended June 30, 2021 were paid to Faegre Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

There were no purchases or sales of investment securities (excluding short-term obligations and redemptions in-kind) for the six months ended June 30, 2021.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

The tax character of distributions paid during 2020 and 2019 were as follows:

	2020	2019
Ordinary income	$2,391,567	$3,544,567
Investment expense	—	(498,246)
Distributed to partners	$2,391,567	$3,046,321

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2021, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions		Net Realized Gain Included in Redemptions	Fund Shares Redeemed
Portfolio Securities	$14,767,422	*	$13,030,603	16,625
Cash	234		—	—
	$14,767,646		$13,030,603	16,625

*	Includes $183,008 in cash redeemed.

Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$218
Other timing differences	—
Net unrealized appreciation on investments	182,399,407
$182,399,625

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

ADDITIONAL INFORMATION

(Unaudited)

Approval of Advisory Agreements

At a special meeting held on April 19, 2021 (the “Board Meeting”), the Managing General Partners of the Chestnut Street Exchange Fund (the “Fund”), including the Independent Managing General Partners, approved a new advisory agreement (the “New Advisory Agreement”) between the Fund and Mitchell Sinkler & Starr, Inc. (“Mitchell Sinkler & Starr”), subject to the approval of the Fund’s Partners. In addition, the Managing General Partners, including the Independent Managing General Partners, also approved, subject to the approval of the Fund’s Partners, a second investment advisory agreement (the “Second Advisory Agreement”) between the Fund and Mitchell Sinkler & Starr to replace the New Advisory Agreement when a change of control of Mitchell Sinkler & Starr occurs at the end of this year that will automatically terminate the New Advisory Agreement (the New Advisory Agreement and the Second Advisory Agreement, collectively referred to as the “Agreements”).

In determining whether to approve the Agreements, the Managing General Partners reviewed and considered, among other things: (i) a memorandum from independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors the Managing General Partners should consider in their evaluation of the Agreements; (ii) the information provided and presentations by representatives of Mitchell Sinkler & Starr to the Managing General Partners on January 27, 2021, February 16, 2021 and at the Board Meeting, including, among other things: (1) the nature and extent of the services to be provided to the Fund and in comparison to the services provided under the current advisory agreement with BlackRock Capital Management (“BlackRock”); (2) the experience and qualifications of the investment professionals who would be providing those services; (3) its investment process to be applied to the Fund; (4) the current organizational structure of the firm and the changes to its organizational structure as a result of the anticipated change of control event and its impact on the firm’s management of the Fund; (5) information on Mitchell Sinkler & Starr’s approach to retention and compensation of investment advisory and other key personnel; (6) its assets under management and client relationships; (7) the proposed advisory fee for the Fund and the advisory fee arrangements with its other clients; (8) its financial condition, Form ADV and insurance coverage; (9) its trade allocation, best execution and soft dollar commission polices; (10) its compliance processes; and (11) ancillary benefits and entrepreneurial risks.

The Managing General Partners recognized that while Mitchell Sinkler & Starr had not previously served as the investment adviser to a registered investment company, the firm represented that it has managed many client accounts, with low basis legacy equity positions and where clients have prioritized tax efficiency and income in addition to investment performance, as does the Fund. The Managing General Partners considered Mitchell Sinkler & Starr’s representation that it does not manage any other accounts with similar investment objectives and strategy as the Fund, and concluded that the performance of those accounts was not relevant to this factor. The Managing General Partners discussed with management of Mitchell Sinkler & Starr the overall long-term performance record of the Fund, its historic investment style, and the resources that Mitchell Sinkler & Starr would apply in managing the Fund. The Managing General Partners also considered that the services to be provided under Agreements would be the same as the services provided under the current advisory agreement.

The Managing General Partners viewed favorably that the proposed advisory fee payable to Mitchell Sinkler & Starr is lower than the current fee payable to BlackRock. The Managing General Partners also noted that the advisory fee payable to Mitchell Sinkler& Starr is lower than the fee paid to BlackRock’s similarly managed mutual fund. The Managing General Partners considered that economies of scale are not present since the Fund is closed to new investors. The Managing General Partners noted that unlike the current BlackRock advisory fee, the proposed 0.10% fee payable to Mitchell Sinkler & Starr is a flat fee with no breakpoints; however, it is lower than 0.24%, which is the lowest breakpoint in BlackRock’s current fee. The Managing General Partners also considered that Mitchell Sinkler & Starr does not intend to utilize soft dollars and does not anticipate any ancillary benefits other than the potential reputational benefit of being an adviser to a registered fund. The Managing General Partners did not consider Mitchell Sinkler & Starr’s expected profitability as the firm does not allocate expenses to specific clients; however they did consider Mitchel Sinkler and Starr’s representation that the firm is profitable. The Managing General Partners concluded that Mitchell Sinkler & Starr has sufficient personnel, with appropriate education and experience, and resources to serve the Fund effectively. Based on the information and presentations provided, the Managing General Partners concluded that the expected nature, extent and quality of the services to be provided by Mitchell Sinkler & Starr under the Agreements were appropriate for the Fund.

The Managing General Partners also considered Mitchel Sinkler and Starr’s representation that the change of control event is not expected to have any adverse material impact on the operations, financial or other resources of the firm or have any impact on the nature, extent or quality of the investment advisory services provided by Mitchell Sinkler & Starr to the Fund. The Fund’s investment objective or policies would remain the same under the Second Advisory Agreement. W. Gregory Richardson and Peter Toscani would serve as co-portfolio managers of the Fund under both the Second Advisory Agreement and the New Advisory Agreement and the services to be provided under the Second Advisory Agreement will be identical to the services provided under the New Advisory Agreement. The Managing General Partners also considered that the Second Advisory Agreement is identical to the New Advisory Agreement, except that its effective date will commence as of the date of the change of control event that terminates the New Advisory Agreement. The Managing General Partners also considered that approval of both the New Advisory Agreement and the Second Advisory Agreement by the Partners at the same time will permit the Fund to benefit from a decrease in the advisory fee immediately after the approval of the New Agreement and continuation of services by Mitchell Sinkler & Starr without the expense of another proxy solicitation and the need for another Partner meeting within a few months after the upcoming special Partner meeting.

The Managing General Partners have been advised that Mitchell Sinkler & Starr intends to comply with the requirements of Section 15(f) of the 1940 Act with respect to the change of control event that will trigger the assignment of the New Advisory Agreement. Section 15(f) permits an investment adviser to an investment company, or any of the adviser’s affiliates, to receive any amount or benefit in connection with a sale of securities of, or a sale of any other interest in, such investment adviser which results in an assignment of an investment advisory agreement if: (a) for a period of three years after the time of such a transaction at least 75% of the members of the board of any investment company which it oversees are not “interested persons” (as defined in the 1940 Act) of the new or old investment adviser; and (b) for a two- year period there is no “unfair burden” imposed on any such investment company as a result of the transaction. The term “unfair burden” is defined in Section 15(f) to include any arrangement whereby the investment advisor, or any interested person of such advisor receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for such investment company).

The Managing General Partners considered that the Board currently satisfies the requirement of Section 15(f) that at least 75% of its members are not “interested persons” (as defined in the 1940 Act) of the new or old investment adviser and it expects to remain so in the future. The Managing General Partners also considered Mitchell Sinkler & Starr’s representation that it is not aware of any express or implied term, condition, arrangement or understanding that would impose an “unfair burden” on the Fund as a result of the change of control event and it has agreed that it, and its affiliates, will take no action that would have the effect of imposing an “unfair burden” on the Fund for so long as the requirements of Section 15(f) apply.

In considering the Agreements, the Managing General Partners did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Managing General Partners the advisory fee to be paid to Mitchell Sinkler & Starr is reasonable and fair. After full consideration of the above factors, as well as other factors that the Managing General Partners considered relevant in evaluating the Agreements, the Managing General Partners unanimously concluded that the approval of the Agreements was in the best interest of the Fund and its Partners, and approved the Agreements.

Special Meeting of Partners

The results of voting at the Special Meeting of Partners held on July 25, 2021 were as follows:

Proposal 1: Approval of a new investment advisory agreement between the Fund and Mitchell Sinkler & Starr, Inc.:

For:	126,281 shares
Against:	0 shares
Abstained:	6,048 shares

Proposal 2: Approval of a second investment advisory agreement between the Fund and Mitchell Sinkler & Starr, Inc. to replace the new advisory agreement effective when a change of control of Mitchell Sinkler & Starr, Inc. occurs (the “Change of Control Event”) which will automatically terminate the new advisory agreement:

For:	126,281 shares
Against:	0 shares
Abstained:	6,048 shares

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

ADDITIONAL INFORMATION
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 311-7541 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC website at http://www.sec.gov.

[INTENTIONALLY LEFT BLANK]

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.
Langhorne B. Smith
David R. Wilmerding, Jr.

INVESTMENT ADVISER*

Mitchell Sinkler & Starr, Inc.
Two Penn Center Plaza, Suite 1320
Philadelphia, PA 19102

ADMINISTRATOR

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

* Effective as of June 28, 2021

Semi-Annual Report
June 30, 2021
(Unaudited)

Chestnut Street Exchange Fund

223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19137
1-866-311-7541

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Managing General Partners.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

     (4) Changes in the registrant’s independent public accountant.

There was no change in the registrant’s independent public accountant for the period       covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Chestnut Street Exchange Fund

By (Signature and Title)    /s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date        9/1/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date         9/1/21

By (Signature and Title)     /s/ John Boyle
John Boyle, Chief Financial Officer
(principal financial officer)

Date       8/26/21